Income Taxes	12 Months Ended
Dec. 31, 2012
Income Taxes [Abstract]
Income Taxes
Note 11 - Income Taxes

The components of income tax expense for the years ended December 31, 2012 and 2011 are as follows:

	2012	2011
	(In Thousands)
Federal:
Current	$431	$281
Deferred	85	2
	516	283
State, current	76	71
	$592	$354

The following table represents reconciliation between the reported income tax expense and the income tax expense which would be computed by applying the normal federal income tax rate of 34% to income before taxes for the years ended December 31, 2012 and 2011 is as follows:

	2012	2011
	(In Thousands)
Federal income tax at statutory rate	$535	$300
State tax, net of federal benefit	50	48
Stock compensation expense	5	5
Other	2	1
	$592	$354

The components of the net deferred tax asset at December 31, 2012 and 2011 are as follows:

	2012	2011
	(In Thousands)
Deferred tax assets:
Allowance for loan losses	$292	$276
Stock-based compensation	50	45
Interest on non-accrual loans	4	39
Unrealized loss on investment securities available for sale	--	29
Deferred loan fees	36	13
Organization cost	3	3
Total deferred tax assets	385	405
Deferred tax liabilities:
Unrealized gain on investment securities available for sale	(32)	--
Bank premises and equipment	(135)	(41)
Total deferred tax liabilities	(167)	(41)
Net Deferred Tax Asset	$218	$364

The net deferred tax asset at December 31, 2012 and 2011 of $218,000 and $364,000, respectively, is included in other assets.